Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Summary of Short-Term Investments	As of December 31, 2022 and 2021, short-term investments were as follows:

(in thousands)	2022	2021
Commercial paper	$672,597	$139,785
Money market deposits	15,000	45,000
Total	$687,597	$184,785